Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative assets
Gross Amount Recognized In Balance Sheet	$ 94	$ 44
Counterparty Netting of Energy Contracts	25	26
Cash Collateral Received/Posted	7	10
Net Amount	62	8
Derivative liabilities
Gross Amount Recognized In Balance Sheet	(49)	(106)
Counterparty Netting of Energy Contracts	(25)	(26)
Cash Collateral Received/Posted	0	(9)
Net Amount	$ (24)	$ (71)